Non-Cash Transactions - Non-cash Investing Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Noncash Investing Activities [Abstract]
Additions of property, plant and equipment	$ 30,398		$ 31,265	$ 35,613
Changes in other payables	343		270	(280)
Payments for acquisition of property, plant and equipment	30,741	$ 1,004	31,535	35,333
The carrying amounts of disposal of financial assets at fair value through other comprehensive income	0		0	2,705
Changes in other current monetary assets	0		0	271
Reclassified to investment accounted for using equity method	0		0	(64)
Proceeds from disposal of financial assets at fair value through other comprehensive income	$ 0	$ 0	$ 0	$ 2,912